Document and Entity Information	Dec. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001860424
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	Onex Falcon Direct Lending BDC Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01405
Entity Tax Identification Number	86-3687484
Entity Address, Address Line One	21 Custom House Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	412-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false